Label	Element	Value
Nuveen Winslow Large-Cap Growth ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Winslow Large-Cap Growth ESG ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, primarily in exchange-traded equity securities of large-cap U.S. companies that exhibit ESG characteristics, as described below. The Fund’s sub-adviser employs a fundamental, bottom-up investment process that centers on identifying growth companies which exhibit some or all of the following characteristics:
• in an industry with growth potential;
• leads or gains market share;
• has identifiable and sustainable competitive advantages;
• is managed by a team that can perpetuate the company’s competitive advantages;
• high, and preferably rising, return on invested capital;
• demonstrates sustainable Environmental, Social and Governance (ESG) characteristics;
• deploys excess cash flow to enhance shareholder returns; and
• demonstrates sound corporate governance.
In order to identify investment candidates for the Fund, the sub-adviser begins by quantitatively screening companies in the Russell 1000® Index (the “Index’) as well as certain companies that exhibit similar financial qualities and market caps but are not otherwise in the Index. The screening process evaluates a company’s financial performance and certain ESG performance factors assigned scores by the sub-adviser based on data provided by independent ESG research vendors. The companies that pass this screen are then qualitatively assessed in the context of their respective industries.
As part of its qualitative assessment, the sub-adviser evaluates each company’s performance, relative to peers, with respect to ESG factors provided by independent ESG research vendors. The sub-adviser then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives, and increasing transparency into its ESG practices. A potential investment candidate for the Fund will generally exhibit sustainable practices, as determined by the sub-adviser, across the following ESG factors:
• Environmental - impact on or from climate change, natural resource use and waste management practices;
• Social - human capital management, product safety, supply chain management; and
• Governance - corporate governance, business ethics and advocacy for governmental policy.
The ESG factor evaluation involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate a company from being an eligible portfolio investment. When ESG concerns exist, the sub-adviser gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The sub-adviser may engage with companies to encourage them to improve their ESG practices. The sub-adviser’s activities in this respect may include, but are not limited to, direct dialogue with company management, electronic communications and letters. The Fund may invest in companies whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of sub-adviser’s engagement efforts or through the company’s own initiatives.
ESG factors are evaluated by the sub-adviser based on data provided by independent ESG research vendors, and the sub-adviser favors companies with leadership in ESG factor performance relative to their peers. As the final step in the investment process, the sub-adviser determines which companies with potential for above-average future earnings growth fit its portfolio construction parameters in light of the companies’ valuations and relative ESG factor performance.
The Fund will not invest in companies that the sub-adviser determines are involved in the following activities:
• manufacturing of nuclear weapons, cluster munitions, land mines, incendiary devices, biological or chemical weapons, or depleted uranium munitions;
• civilian firearms manufacturing;
• tobacco products manufacturing; or
• thermal coal mining or production if it accounts for more than 30% of a company’s gross revenues.
Investing on the basis of ESG factor evaluation is generally qualitative and subjective by nature. Not every Fund investment will meet ESG performance indicators, or will do so at all times, and there can be no assurance that the ESG factor evaluation or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor.
The sub-adviser’s sell discipline utilizes the same fundamental research process in order to control risk and protect capital. Under normal market conditions, the sub-adviser employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, the issuer’s ESG factor performance declines, or the position exceeds limits set by the sub-adviser.
The Fund, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded equity securities of companies with large capitalizations at the time of purchase. For the purposes of this policy, companies with large capitalizations are defined as companies with market capitalizations in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities listed on a foreign exchange that trade on such exchange contemporaneously with the shares of the Fund.
Non-Transparent ETF with Proxy Portfolio Structure. The Fund is a type of exchange-traded fund (“ETF”). Unlike traditional ETFs, however, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”— and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”)
per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies. The Fund is actively managed and does not intend to track an index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded equity securities of companies with large capitalizations at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the potential risks of investing in the Fund. Both the bar chart and the table assume that all distributions have been reinvested. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/etf or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period reflected in the bar chart above, the Fund’s highest and lowest quarterly returns were 18.50% and -21.88%, respectively, for the quarters ended December 31, 2023 and June 30, 2022.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Nuveen Winslow Large-Cap Growth ESG ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk—As a non-diversified fund, the Fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. Poor performance by any one of these issuers would adversely affect the Fund to a greater extent than a more broadly diversified fund.

Nuveen Winslow Large-Cap Growth ESG ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Nuveen Winslow Large-Cap Growth ESG ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nuveen Winslow Large-Cap Growth ESG ETF | Proxy Portfolio Structure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Proxy Portfolio Structure Risk—Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, the Fund does not disclose the daily holdings of the Actual Portfolio. Instead, the Fund discloses a Proxy Portfolio that is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day. Although the Proxy Portfolio and Proxy Portfolio Disclosures are intended to provide Authorized Participants (defined below) and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Fund. See “Premium/Discount Risk.” Similarly, shares of the Fund may trade at a wider bid/ask spread than shares of traditional ETFs, and may therefore be more costly for investors to trade. See “Trading Issues Risk.” Also, the Fund will incur expenses to license the Proxy Portfolio mechanism, which may impact shareholder returns. Additionally, the proxy mechanism itself may result in additional trading costs, which also may negatively impact shareholder returns. In addition, although the Proxy Portfolio is designed to protect the Fund from predatory practices such as front-running and free-riding, market participants may nevertheless be able to use the Proxy Portfolio and Proxy Portfolio Disclosures to engage in trading practices that disadvantage the Fund. See “Predatory Trading Practices Risk.” The Fund will monitor on an ongoing basis the premium/discount between the market price and the NAV of the Fund’s shares, but there can be no assurance that the Proxy Portfolio methodology will operate as intended. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio methodology as an arbitrage mechanism is contingent upon, among other things, the effectiveness of the Fund’s Factor Model analysis in creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Fund’s Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. In the event that the Proxy Portfolio methodology does not result in effective arbitrage opportunities in the Fund shares, the Fund may exhibit wider premiums/discounts, bid/ask spreads and tracking error. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board of Trustees will consider possible remedial measures, which may include liquidation or conversion to a fully-transparent, active ETF or a mutual fund.
• Premium/Discount Risk—Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk (which may increase during periods of market disruption or volatility) that market prices for Fund shares will vary significantly from the Fund’s NAV. This risk may be greater for the Fund than for traditional ETFs that disclose their full portfolio holdings on a daily basis because the publication of the Proxy Portfolio does not provide the same level of transparency as the publication of the full portfolio by a fully transparent active ETF. This could cause the Fund’s shares to have wider bid/ask spreads and larger premiums/discounts than fully transparent ETFs using the same investment strategies. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
• Authorized Participant Concentration Risk—Only certain institutional investors (typically market makers or other broker-dealers) (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. The Fund’s novel structure may affect the number of entities willing to act as Authorized Participants, and this risk may be exacerbated during times of market stress.
• Predatory Trading Practices Risk—Although the Fund seeks to benefit from keeping its portfolio holdings information secret, market participants may attempt to use the Proxy Portfolio and related Proxy Portfolio Disclosures to identify the Fund’s holdings and trading strategy. If successful, this could result in such market participants engaging in predatory trading practices that could harm the Fund and its shareholders. The Proxy Portfolio and related Proxy Portfolio Disclosures have been designed to mitigate the risk that market participants could “reverse engineer” the Fund’s portfolio and investment strategy, but they may not be successful in this regard.
• Trading Issues Risk—Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. If 10% or more of the Fund’s Actual Portfolio does not have readily available market quotations, the Fund will promptly request that the NYSE Arca halt trading in the Fund’s shares. Such trading halts may have a greater impact on the Fund compared to other ETFs due to its lack of transparency. If the trading of a security held in the Fund’s Actual Portfolio is halted or otherwise does not have readily available market quotations and the sub-adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle or otherwise determines it is in the best interest of the Fund, the sub-adviser promptly will disclose on the Fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met. Because the Fund trades on the basis of a published Proxy Portfolio, it may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.
• Tracking Error Risk—Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.

Nuveen Winslow Large-Cap Growth ESG ETF | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Nuveen Winslow Large-Cap Growth ESG ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Nuveen Winslow Large-Cap Growth ESG ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Nuveen Winslow Large-Cap Growth ESG ETF | Equity Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Nuveen Winslow Large-Cap Growth ESG ETF | ESG Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Strategy Risk—Because the Fund’s ESG investment strategy will exclude securities of certain issuers for non-financial reasons (i.e., companies that do not demonstrate sustainable ESG characteristics or are involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not use an ESG investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not use an ESG investment strategy. Moreover, the Fund’s adherence to its ESG investment strategy when selecting securities may affect the Fund’s performance depending on whether such investments are in or out of favor. In addition, there is a risk that the companies identified by the Fund’s ESG investment strategy do not operate as expected when addressing ESG issues or exhibit positive ESG characteristics. Furthermore, data availability and reporting with respect to ESG criteria may not always be available or may become unreliable. ESG data may be incomplete or erroneous, which could cause the index provider to incorrectly assess a company’s ESG characteristics. Moreover, the third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company.

Nuveen Winslow Large-Cap Growth ESG ETF | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad, as well as armed conflicts, and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards.

Nuveen Winslow Large-Cap Growth ESG ETF | Growth Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Nuveen Winslow Large-Cap Growth ESG ETF | Information Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Information Technology Sector Risk—The Fund currently invests a significant portion of its assets in the information technology sector, although this may change over time. The information technology sector can be significantly affected by changes in, among other things, the supply and demand for specific products and services, the pace of technological development and product obsolescence, market competition, government regulation, and patent and intellectual property rights.

Nuveen Winslow Large-Cap Growth ESG ETF | Large Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large-Cap Company Risk—Because it invests primarily in securities of large-capitalization companies, the Fund may underperform funds that invest primarily in securities of smaller capitalization companies during periods when the securities of such companies are in favor.

Nuveen Winslow Large-Cap Growth ESG ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, to the extent the rate of inflation increases, the value of the Fund’s assets may decline.

Nuveen Winslow Large-Cap Growth ESG ETF | Market Trading Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risks—The Fund is an ETF, and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its NAV, there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund’s shares or Authorized Participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.

Nuveen Winslow Large-Cap Growth ESG ETF | Service Provider Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Service Provider Operational Risk—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Nuveen Winslow Large-Cap Growth ESG ETF | Nuveen Winslow Large-Cap Growth ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
2022	rr_AnnualReturn2022	(31.57%)
2023	rr_AnnualReturn2023	43.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
1 Year	rr_AverageAnnualReturnYear01	43.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2021
Nuveen Winslow Large-Cap Growth ESG ETF | (return after taxes on distributions) | Nuveen Winslow Large-Cap Growth ESG ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	43.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2021
Nuveen Winslow Large-Cap Growth ESG ETF | (return after taxes on distributions and sale of Fund shares) | Nuveen Winslow Large-Cap Growth ESG ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2021
Nuveen Winslow Large-Cap Growth ESG ETF | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	42.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2021